Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2019
Trade And Other Payables [Abstract]
Summary of Trade and Other Payables
	2019	2018
	(in € millions)
Trade payables	377	295
Value added tax and sales taxes payable	148	118
Other current liabilities	24	14
	549	427